Stockholders’ Equity/Members’ Equity - Additional information (Details)		5 Months Ended	12 Months Ended
	Jul. 20, 2021 $ / shares shares	Dec. 31, 2021 vote $ / shares shares	Dec. 31, 2021 vote $ / shares shares	Mar. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Ownership interest held, percent	11.80%	12.40%	12.40%	12.20%
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000	1,000,000
Preferred stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)		0	0	0
Preferred stock, shares outstanding (in shares)		0	0	0
Class A Common Stock
Class of Stock [Line Items]
Unit conversion (in shares)		161,767
Common stock, shares authorized (in shares)		379,000,000	379,000,000	379,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stocks, number of votes per share | vote		1	1
Common stock, shares, issued (in shares)	12,977,690	13,631,484	13,631,484	13,349,150
Common stock, shares, outstanding (in shares)	12,977,690	13,631,484	13,631,484	13,349,150
Class A Common Stock | Common Stock
Class of Stock [Line Items]
Vesting of restricted stock units (in shares)			5,175
Class A Common Stock | OppFi Units Conversion
Class of Stock [Line Items]
Unit conversion (in shares)	486,852
Common stock, shares, issued (in shares)	13,464,542
Common stock, shares, outstanding (in shares)	13,464,542
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		6,000,000	6,000,000	6,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stocks, number of votes per share | vote		1	1
Common stock, shares, issued (in shares)		0	0	0
Common stock, shares, outstanding (in shares)		0	0	0
Class V Voting Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		115,000,000	115,000,000	115,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stocks, number of votes per share | vote		1	1
Common stock, shares, issued (in shares)		96,338,474	96,338,474	96,338,474
Common stock, shares, outstanding (in shares)		96,338,474	96,338,474	96,338,474